Commitments and Contingencies (Details)					6 Months Ended		12 Months Ended
	Jan. 15, 2025 USD ($) $ / shares shares	Aug. 22, 2022 USD ($)	Dec. 14, 2021 USD ($) $ / shares shares	Dec. 09, 2021 item	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Sep. 11, 2024 $ / shares	Mar. 31, 2024 shares	Feb. 29, 2024 shares	Feb. 14, 2024 shares	Jan. 31, 2024 shares	Jan. 12, 2024 shares	Dec. 13, 2023 shares	Nov. 14, 2023 shares	Oct. 11, 2023 shares	Sep. 30, 2023 shares	Jun. 09, 2023 shares	May 25, 2023 shares
Commitments and Contingencies
Maximum number of demands for registration of securities | item				3
Common stock, par value (In dollars per share) | $ / shares					$ 0.001		$ 0.001	$ 0.001
Consideration for transfer of shares | $					$ 132,940	$ 113,894	$ 706,645	$ 107,073	$ 427,217
Class A common stock
Commitments and Contingencies
Common stock, par value (In dollars per share) | $ / shares					$ 0.001		$ 0.001
Class B common stock
Commitments and Contingencies
Common stock, par value (In dollars per share) | $ / shares					0.001		0.001
Southport Acquisition Corp
Commitments and Contingencies
Maximum number of demands for registration of securities | item				3
Underwriting option period			45 days
Underwriting fees | $			$ 4,600,000
Deferred fee per Unit | $ / shares			$ 0.35
Deferred underwriting commissions | $			$ 8,050,000
Accumulated deficit on waiver of deferred underwriting fee | $		$ 8,050,000
Common stock, par value (In dollars per share) | $ / shares										$ 0.0001
Southport Acquisition Corp | Class A common stock
Commitments and Contingencies
Common stock, par value (In dollars per share) | $ / shares					0.0001		0.0001	$ 0.0001
Southport Acquisition Corp | Class A common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares issued																					4,000,000
Southport Acquisition Corp | Class A common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares issued																					4,000,000
Common stock, par value (In dollars per share) | $ / shares	$ 0.0001
Southport Acquisition Corp | Class B common stock
Commitments and Contingencies
Common stock, par value (In dollars per share) | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Southport Acquisition Corp | Class B common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares transferred					1,237,494		1,237,494				166,666										1,499,996
Additional non redemption shares transferred																					166,666
Shares transferred to consummation of extension																					500,000
Southport Acquisition Corp | Class B common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares transferred					1,499,996		1,499,996					1,499,996		1,499,996							1,499,996
Additional non redemption shares transferred					999,996		999,996						166,666		166,666	166,666	166,666	166,666	166,666		999,996
Shares transferred to consummation of extension																				500,000	500,000
Excess fair value of shares transferred upon consummation of extension | $					$ 1,209,879		$ 1,209,879
Consideration for transfer of shares | $	$ 0
Southport Acquisition Corp | Class B common stock | Sponsor | Sponsor
Commitments and Contingencies
Purchase of aggregate shares	262,502
Southport Acquisition Corp | Over-allotment
Commitments and Contingencies
Number of units granted to underwriters			3,000,000
Shares issued underwriters			3,000,000